Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2023
Employee-related expenditure
Schedule of employee related expenditures

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		33 655	32 141	31 683
salaries, wages and other employee-related expenditure		31 415	30 068	29 786
post-retirement benefits	32	2 240	2 073	1 897
Share-based payment expenses		1 033	1 139	1 905
equity-settled	33	1 033	1 164	1 927
cash-settled		—	(25)	(22)
Total employee-related expenditure		34 688	33 280	33 588
Costs capitalised to projects		(1 144)	(825)	(740)
Per income statement		33 544	32 455	32 848

Schedule of number of employees

	2023	2022	2021
for the year ended 30 June	Number	Number	Number
Permanent employees	28 657	28 279	28 725
Non-permanent employees	416	351	224
	29 073	28 630	28 949